Bank loans - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Nov. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Long term Borrowings	¥ 50,040			¥ 0
Short term Borrowings	30,019			¥ 0
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long term Borrowings			¥ 50,000
Borrowings, interest rate			2.90%
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Short term Borrowings	¥ 30,000	¥ 30,000
Borrowings, interest rate		2.50%